Note 2 - Investments (Details) - Available-for-sale Securities (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Gross Unrealized Gains	$ 20,694,016	$ 44,328,596
Gross Unrealized Losses	5,251,130	105,974
Fair Value	423,727,438	439,710,050
Amortized Cost	408,284,552	395,487,428
US Government Agencies Debt Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Amortized Cost	34,485,660	47,634,952
Gross Unrealized Gains	793,701	4,263,920
Gross Unrealized Losses	703,570
Fair Value	34,575,791	51,898,872
US States and Political Subdivisions Debt Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Amortized Cost	39,910,030	46,323,487
Gross Unrealized Gains	3,145,632	7,522,997
Gross Unrealized Losses	60,898
Fair Value	42,994,764	53,846,484
Corporate Debt Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Amortized Cost	217,659,449	207,553,209
Gross Unrealized Gains	12,535,411	23,818,640
Gross Unrealized Losses	2,251,886	93,765
Fair Value	227,942,974	231,278,084
Foreign [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Amortized Cost	56,960,366	50,000,420
Gross Unrealized Gains	2,081,436	4,748,130
Gross Unrealized Losses	1,395,450	11,680
Fair Value	57,646,352	54,736,870
Asset-backed Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Amortized Cost	2,677,953	4,460,090
Gross Unrealized Gains	109,417	289,373
Gross Unrealized Losses		529
Fair Value	2,787,370	4,748,934
Commercial Mortgage Backed Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Amortized Cost	4,252,765	6,429,641
Gross Unrealized Gains	160,955	407,386
Fair Value	4,413,720	6,837,027
Residential Mortgage Backed Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Amortized Cost	46,449,968	31,968,578
Gross Unrealized Gains	1,443,228	3,008,564
Gross Unrealized Losses	345,062
Fair Value	47,548,134	34,977,142
Debt Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Amortized Cost	402,396,191	394,370,377
Gross Unrealized Gains	20,269,780	44,059,010
Gross Unrealized Losses	4,756,866	105,974
Fair Value	417,909,105	438,323,413
Amortized Cost	402,396,191	394,370,377
US Agencies [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Fair Value	687,000	681,300
Amortized Cost	687,000	681,300
Mutual Funds [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Gross Unrealized Gains	1,356	3,054
Fair Value	319,639	321,337
Amortized Cost	318,283	318,283
Common Stock [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Gross Unrealized Gains	422,880	266,532
Gross Unrealized Losses	494,264
Fair Value	4,811,694	384,000
Amortized Cost	4,883,078	117,468
Equity Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities [Line Items]
Gross Unrealized Gains	424,236	269,586
Gross Unrealized Losses	494,264
Fair Value	5,818,333	1,386,637
Amortized Cost	5,888,361	1,117,051
Amortized Cost	$ 5,888,361	$ 1,117,051